REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Depreciation of property, plant and equipment (Note 6)	€ 136	€ 114	€ 80	€ 54	€ 40
Amortization of intangible assets (Note 5)	10		476	659	883
Amortization of right-of-use assets	242			8	9
Total	€ 388	€ 114	€ 556	€ 721	€ 932